Commitments and Contingencies (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) ft²	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) ft²	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)	Mar. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)
Commitments and Contingencies [Textual]
Rent expense, net of sublease income	$ 79,000	$ 73,000	$ 158,000	$ 166,000	$ 365,000	$ 211,000
Area of lease property | ft²	32,649		32,649		32,649
Term of lease			18 months
Lease expiration date			Dec. 31, 2016		Dec. 31, 2016
Operating leases monthly rent expense			$ 26,044		$ 26,044
Lease agreement description			The lease expired on January 1, 2015 and reverted to a month-to-month lease with a monthly payment of $7,780.		The lease has a monthly payment of $7,780 and expires on January 1, 2015 and is month-to-month thereafter.
Operating lease useful life					24 months
Provision for Loss on Contracts						$ 100,000
Efficient Energy Conversion Turbomachinery
Commitments and Contingencies [Textual]
Unit pricing amount								$ 760,000
Letters of Credit
Commitments and Contingencies [Textual]
Unit pricing amount | €							€ 533,000